GOODWILL (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 667	$ 691
Foreign currency translation and other	(139)	(24)
Balance at end of the year	$ 528	$ 667